Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—26.2%
		Basic Industry - Metals & Mining—0.2%
$50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	$50,071
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	452,555
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	513,948
		TOTAL	1,016,574
		Capital Goods - Aerospace & Defense—0.6%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	962,346
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	382,615
905,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	975,527
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	523,835
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	25,571
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	24,468
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	508,006
		TOTAL	3,402,368
		Capital Goods - Building Materials—0.1%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	506,327
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,030,375
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	607,607
		TOTAL	1,637,982
		Capital Goods - Diversified Manufacturing—0.6%
810,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	827,154
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	30,600
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	426,999
665,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.056%, 4/5/2025	687,703
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	1,008,394
350,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 1.764% (3-month USLIBOR +0.450%), 6/5/2020	349,980
		TOTAL	3,330,830
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.250%, 11/15/2021	53,258
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	259,621
		Communications - Cable & Satellite—0.4%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	180,011
1,000,000		CCO Safari II LLC, 4.464%, 7/23/2022	1,065,769
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	1,107,187
		TOTAL	2,352,967
		Communications - Media & Entertainment—0.5%
220,000		Fox Corp, Sr. Unsecd. Note, 3.050%, 4/7/2025	234,463
175,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	182,557
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	1,102,604
750,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	773,656
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	212,899
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	103,010
		TOTAL	2,609,189

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—0.6%
$555,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	$581,936
1,000,000		Crown Castle International Corp., 3.150%, 7/15/2023	1,063,115
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	456,720
1,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.500%, 4/15/2025	1,075,870
		TOTAL	3,177,641
		Communications - Telecom Wirelines—0.4%
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	881,320
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	1,079,407
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	529,801
		TOTAL	2,490,528
		Consumer Cyclical - Automotive—0.8%
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	601,632
665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	647,288
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/13/2020	500,595
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	406,452
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.350%, 8/25/2023	1,513,879
805,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	819,521
		TOTAL	4,489,367
		Consumer Cyclical - Retailers—1.0%
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	797,341
480,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	527,731
1,720,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	1,843,968
1,500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,601,268
930,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	1,009,465
		TOTAL	5,779,773
		Consumer Cyclical - Services—0.5%
235,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.100%, 4/13/2025	256,252
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,037,435
500,000		Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	502,796
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	992,377
		TOTAL	2,788,860
		Consumer Non-Cyclical - Food/Beverage—1.6%
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 1.092% (3-month USLIBOR +0.700%), 11/15/2021	283,235
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	446,020
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	312,436
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,039,089
810,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	883,460
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,378,038
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,080,678
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	671,353
990,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	1,058,323
1,000,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	1,103,620
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	504,591
		TOTAL	8,760,843
		Consumer Non-Cyclical - Health Care—0.4%
875,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	909,404
940,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	983,579
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	148,041

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$185,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	$210,434
		TOTAL	2,251,458
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.600%, 11/21/2024	2,103,296
950,000		Amgen, Inc., Sr. Unsecd. Note, 1.900%, 2/21/2025	985,273
395,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	407,991
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,079,588
500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.875%, 8/15/2020	502,580
385,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	416,109
790,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	856,580
1,000,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	982,725
		TOTAL	7,334,142
		Consumer Non-Cyclical - Products—0.2%
875,000		Procter & Gamble Co., Sr. Unsecd. Note, 2.450%, 3/25/2025	949,983
		Consumer Non-Cyclical - Supermarkets—0.2%
990,000		Kroger Co., Sr. Unsecd. Note, 2.800%, 8/1/2022	1,034,783
		Consumer Non-Cyclical - Tobacco—0.5%
180,000		Altria Group, Inc., Sr. Unsecd. Note, 2.350%, 5/6/2025	186,672
365,000		Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	397,226
750,000		Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	781,658
500,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	515,691
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.250%, 6/12/2020	673,439
		TOTAL	2,554,686
		Energy - Independent—0.2%
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	859,157
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.850%, 3/15/2021	492,500
		TOTAL	1,351,657
		Energy - Integrated—0.9%
1,000,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,031,492
1,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	1,095,934
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	886,928
835,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	890,363
1,320,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	1,383,124
		TOTAL	5,287,841
		Energy - Midstream—0.4%
225,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	225,000
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	159,980
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	1,081,557
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	51,412
295,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.898% (3-month USLIBOR +0.900%), 9/9/2021	285,560
450,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	453,968
		TOTAL	2,257,477
		Energy - Oil Field Services—0.1%
275,000	[2]	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	269,195
		Energy - Refining—0.2%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	102,312
1,020,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	1,073,520
		TOTAL	1,175,832

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—6.7%
$143,000		American Express Co., 2.650%, 12/2/2022	$149,558
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,034,885
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,035,267
500,000		Bank of America Corp., 3.550%, 3/5/2024	532,265
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	563,692
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	520,848
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,886,894
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	546,409
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,139,971
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,243,122
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	50,463
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	763,639
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	516,243
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	910,404
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	423,156
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	254,138
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	510,747
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	679,721
100,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	101,405
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,505,371
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	710,890
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	514,124
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	529,736
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	534,548
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	261,922
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,211,813
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,040,136
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,086,929
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	2,014,938
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	211,918
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	532,897
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,102,888
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,276,302
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	771,243
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	467,570
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	528,312
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.420% (3-month USLIBOR +1.400%), 10/24/2023	165,548
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,049,758
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	536,040
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	1,014,239
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	336,579
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,126,761
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,277,802
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	1,012,642
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	775,393
1,000,000		U.S. Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	1,024,892
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.990% (3-month USLIBOR +1.230%), 10/31/2023	750,547
820,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	831,821
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	772,971

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	$361,579
		TOTAL	38,200,936
		Financial Institution - Finance Companies—0.3%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	395,969
1,500,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 3.450%, 5/15/2025	1,525,387
		TOTAL	1,921,356
		Financial Institution - Insurance - Health—0.3%
499,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	543,320
200,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	203,080
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,087,355
		TOTAL	1,833,755
		Financial Institution - Insurance - Life—0.9%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,060,014
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,076,328
1,000,000		American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	1,035,599
1,000,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	1,014,262
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	346,151
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	519,324
		TOTAL	5,051,678
		Financial Institution - Insurance - P&C—0.2%
750,000		Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	792,451
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	535,392
		TOTAL	1,327,843
		Financial Institution - REIT - Healthcare—0.1%
700,000		Healthcare Trust of America, 3.700%, 4/15/2023	717,067
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	317,850
		Supranational—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	498,596
		Technology—2.0%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,164,993
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,052,341
835,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.250%, 11/15/2023	848,799
290,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	318,430
750,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	780,205
490,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	499,283
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	636,043
1,000,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,061,859
620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 0.832% (3-month USLIBOR +0.470%), 11/30/2020	621,296
750,000		Intel Corp., 3.300%, 10/1/2021	780,901
290,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	297,345
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,018,309
855,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	910,615
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	602,757
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	733,343
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	160,589
		TOTAL	11,487,108
		Transportation - Airlines—0.1%
770,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	780,802

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—0.4%
$585,000	FedEx Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	$611,243
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	214,174
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	494,047
1,000,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	1,137,771
	TOTAL	2,457,235
	Utility - Electric—2.2%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	515,036
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	878,340
870,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	875,905
560,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	600,149
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	612,810
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	648,558
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	1,012,332
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	466,152
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,042,549
930,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	954,996
710,000	EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	718,256
1,680,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	1,741,119
445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	484,959
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	497,124
155,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	166,055
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	476,969
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	388,365
300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	302,276
	TOTAL	12,381,950
	Utility - Natural Gas—0.7%
255,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	267,493
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	618,739
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,193,590
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,027,266
250,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	251,378
	TOTAL	4,358,466
	TOTAL CORPORATE BONDS (IDENTIFIED COST $143,550,656)	148,457,824
	ASSET-BACKED SECURITIES—6.7%
	Auto Receivables—5.0%
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,944,492
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	2,051,026
1,500,000	GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,487,505
2,425,000	General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,402,960
1,815,924	Honda Auto Receivables Owner Trust 2018-1, Class A3, 2.640%, 2/15/2022	1,832,727
925,000	Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	950,780
1,587,151	Huntington Auto Trust 2016-1, Class A4, 1.930%, 4/15/2022	1,591,447
750,000	Kubota Credit Owner Trust 2020-1A, Class A3, 3.000%, 3/15/2024	753,336
2,000,000	Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	2,023,623
1,200,000	Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,202,762
1,650,000	Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,683,078
2,000,000	Securitized Term Auto Receivables Trust 2017-2A, Class A4, 2.289%, 3/25/2022	2,005,375
950,000	Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	964,718
4,000,000	Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,116,184

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,608,844		World Omni Auto Receivables Trust 2017-B, Class A3, 1.950%, 2/15/2023	$1,620,306
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,627,360
		TOTAL	28,257,679
		Credit Card—1.2%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	521,217
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,038,712
2,650,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.538% (1-month USLIBOR +0.370%), 12/26/2024	2,640,087
2,000,000	[1]	Trillium Credit Card Trust II, Class A, 0.648% (1-month USLIBOR +0.480%), 1/26/2024	2,000,810
		TOTAL	7,200,826
		Equipment Lease—0.5%
1,000,000		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	1,015,151
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,676,858
		TOTAL	2,692,009
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $37,300,462)	38,150,514
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
		Commercial Mortgage—1.6%
1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,838,343
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,311,257
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	393,191
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	138,250
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.952%, 6/10/2046	750,771
184,011		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	185,046
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,514,786
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,840,632
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	434,315
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	675,025
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	161,336
89,394		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	89,666
		TOTAL	9,332,618
		Federal Home Loan Mortgage Corporation—0.0%
27,158	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 0.783% (1-month USLIBOR +0.600%), 12/15/2037	27,348
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,440,599)	9,359,966
		MORTGAGE-BACKED SECURITIES—0.6%
		Federal National Mortgage Association—0.6%
1,910,019		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	2,086,348
1,107,129		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	1,195,211
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,147,915)	3,281,559
		U.S. TREASURIES—48.1%
7,014,735		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	7,192,674
5,000,000		United States Treasury Note, 0.125%, 4/30/2022	4,995,932
12,500,000		United States Treasury Note, 0.125%, 5/31/2022	12,490,712
10,000,000		United States Treasury Note, 0.125%, 5/15/2023	9,979,643
5,000,000		United States Treasury Note, 0.250%, 4/15/2023	5,008,275
2,500,000		United States Treasury Note, 0.375%, 3/31/2022	2,509,460
15,000,000		United States Treasury Note, 0.375%, 4/30/2025	15,046,198
5,000,000		United States Treasury Note, 0.500%, 3/15/2023	5,043,209
12,500,000		United States Treasury Note, 0.500%, 3/31/2025	12,616,800

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$5,000,000		United States Treasury Note, 1.125%, 2/28/2022	$5,083,175
10,000,000		United States Treasury Note, 1.125%, 2/28/2025	10,395,031
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,568,579
7,000,000		United States Treasury Note, 1.375%, 5/31/2021	7,081,658
10,000,000		United States Treasury Note, 1.375%, 10/15/2022	10,281,293
18,000,000		United States Treasury Note, 1.375%, 1/31/2025	18,898,893
10,000,000		United States Treasury Note, 1.500%, 1/15/2023	10,343,072
6,500,000		United States Treasury Note, 1.500%, 10/31/2024	6,847,664
2,000,000		United States Treasury Note, 1.625%, 6/30/2021	2,030,687
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	5,161,591
6,500,000	[2]	United States Treasury Note, 1.625%, 5/31/2023	6,776,845
1,000,000		United States Treasury Note, 1.750%, 5/31/2022	1,031,299
17,000,000		United States Treasury Note, 1.750%, 6/30/2024	18,030,577
7,500,000		United States Treasury Note, 1.750%, 7/31/2024	7,961,074
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,721,389
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,123,663
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	1,039,230
2,500,000		United States Treasury Note, 2.000%, 2/28/2021	2,533,897
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	5,166,478
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	3,135,502
9,500,000		United States Treasury Note, 2.000%, 5/31/2024	10,160,957
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,601,303
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,716,523
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	5,187,550
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	8,120,017
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,400,280
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,844,553
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,738,403
		TOTAL U.S. TREASURIES (IDENTIFIED COST $263,478,650)	272,864,086
		INVESTMENT COMPANIES—19.8%
1,716,722		Federated Bank Loan Core Fund	15,605,005
6,701,540		Federated Government Obligations Fund, Premier Shares, 0.13%[4]	6,701,540
36,724,525		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[4]	36,753,905
3,191,584		Federated Mortgage Core Portfolio	32,362,657
2,372,614		Federated Project and Trade Finance Core Fund	20,712,919
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $113,288,467)	112,136,026
		TOTAL INVESTMENT IN SECURITIES—103.0% (IDENTIFIED COST $570,206,749)	584,249,975
		OTHER ASSETS AND LIABILITIES - NET—(3.0)%[5]	(17,118,065)
		TOTAL NET ASSETS—100%	$567,131,910
At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[6]United States Treasury Notes 10-Year Short Futures	5	$695,313	September 2020	$(2,019)

	Balance of Shares Held 8/31/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	221,364	3,555	(224,919)
Federated Bank Loan Core Fund	622,053	1,094,669	—
Federated Government Obligations Fund, Premier Shares*	—	8,240,700	(1,539,160)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	10,256,608	179,742,893	(153,274,976)
Federated Mortgage Core Portfolio	2,016,219	2,167,428	(992,063)
Federated Project and Trade Finance Core Fund	1,794,994	577,620	—
High Yield Bond Portfolio	906,216	—	(906,216)
TOTAL OF AFFILIATED TRANSACTIONS	15,817,454	191,826,865	(156,937,334)

Balance of Shares Held 5/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
—	$—	$(137,267)	$164,200	$37,359
1,716,722	$15,605,005	$(569,533)	$—	$340,862
6,701,540	$6,701,540	N/A	N/A	$28,189
36,724,525	$36,753,905	$14,264	$(9,395)	$104,813
3,191,584	$32,362,657	$507,140	$82,917	$521,705
2,372,614	$20,712,919	$(506,700)	$—	$546,725
—	$—	$(94,342)	$103,404	$28,324
50,706,985	$112,136,026	$(786,438)	$341,126	$1,607,977
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$6,521,808	$6,701,540
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$148,457,824	$—	$148,457,824
Asset-Backed Securities	—	38,150,514	—	38,150,514
Collateralized Mortgage Obligations	—	9,359,966	—	9,359,966
Mortgage-Backed Securities	—	3,281,559	—	3,281,559
U.S. Treasuries	—	272,864,086	—	272,864,086
Investment Companies[1]	91,423,107	—	—	112,136,026
TOTAL SECURITIES	$91,423,107	$472,113,949	$—	$584,249,975
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(2,019)	—	—	(2,019)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,019)	$—	$—	$(2,019)
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $20,712,919 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit